Annual Operating Expenses {- Fidelity® MSCI Communication Services Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Communication Services Index ETF - Fidelity MSCI Communication Services Index ETF-Default
Nov. 29, 2021
Operating Expenses:
Management fee	0.084%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.084%